Long-Lived Assets by Geographic Area (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Long-Lived Assets by Geographic Area:
United States	$ 2,353,410	$ 2,269,213
International	153,351	160,982
Long-lived assets	$ 2,506,761	$ 2,430,195